SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Billions		12 Months Ended
	Jun. 10, 2022	Dec. 31, 2022
Disclosure Of Significant Accounting Policies Text Block Abstract
Percentage of unsecured claims		70.00%
Percentage of holders		50.00%
Total debt		$ 6.8
Cash and cash equivalents		1.1
Revolving undrawn facilities		$ 1.1
Debtor possession financing and exit financing, description	the Debtors entered into debt commitment letters (the “Exit Financing Commitment Letters”) providing commitments from various lenders for (i) an approximately US$1.170 billion of junior debtor-in-possession term loan facility (the “Junior DIP Facility”); (ii) a US$500 million debtor-in-possession and exit revolving credit facility (the “Revolving Facility”), (iii) a US$750 million debtor-in-possession and exit term loan B credit facility (the “Term Loan B Facility”; together with the Revolving Facility, the “Credit Facilities”), (iv) a US$750 million debtor-in-possession and exit bridge loan facility (the “Bridge to 5Y Notes Facility”) and (v) US$750 million debtor-in-possession and exit bridge loan facility (the “Bridge to 7Y Notes Facility” and together with the Bridge to 5Y Notes Facility, and the Credit Facilities, the “Debt Facilities”). According to the terms of the Exit Financing Commitment Letters, the committed amounts under the Term Loan B Facility and the Bridge Facilities could be reallocated amount such facilities. The Debt Facilities were structured to remain in place after the emergence of the Reorganized Debtors from the Chapter 11, subject to the satisfaction of certain conditions at emergence (the “Conversion Date”).In the context of the Company’s exit from Chapter 11, on October 12, the Consolidated and Amended DIP Financing Agreement was paid in full. The repayment has been made entirely with funds from (i) a Junior DIP Financing of approximately US$1,146 million; (ii) a US$500 million Revolving Credit Line; (iii) a Term B Loan of US$750 million; (iv) a 5-year Bond Bridge Loan of US$750 million (v) a 7-year Bond Bridge Loan of US$750 million.